Parent company only condensed financial information (Tables)	12 Months Ended
Dec. 31, 2025
Parent company only condensed financial information
Schedule of condensed balance sheets

CONDENSED BALANCE SHEETS

	As of	As of
	December 31,	December 31,
	2024	2025
			USD
	RMB	RMB	(Note 2(d))
Assets
Current assets
Cash and cash equivalents	741,213	697,085	99,682
Prepayments and other current assets	—	33,651	4,812
Total current assets	741,213	730,736	104,494
Non-current assets
Investment in and amount due from subsidiaries	2,215,226	3,073,693	439,532
Total non-current assets	2,215,226	3,073,693	439,532
Total assets	2,956,439	3,804,429	544,026

Liabilities and shareholders’ equity
Current liabilities
Short-term borrowings	—	210,120	30,047
Accrued expenses and other payables	209	830	119
Total current liabilities	209	210,950	30,166
Total liabilities	209	210,950	30,166
Shareholders’ equity
Class A ordinary shares (USD0.0001 par value; 2,900,000,000 shares authorized; 345,669,034 and 347,904,787 shares issued as of December 31, 2024 and 2025, respectively; 340,876,937 and 338,699,969 shares outstanding as of December 31, 2024 and 2025, respectively)	245	246	35
Class B ordinary shares (USD0.0001 par value; 100,000,000 shares authorized; 73,680,917 shares issued and outstanding)	56	56	8
Treasury shares	—	(326,400)	(46,675)
Additional paid in capital	1,608,017	1,758,365	251,443
Retained earnings	1,346,526	2,195,519	313,955
Accumulated other comprehensive income (loss)	1,386	(34,307)	(4,906)
Total shareholders’ equity	2,956,230	3,593,479	513,860
Total liabilities and shareholders’ equity	2,956,439	3,804,429	544,026

Schedule of condensed statements of comprehensive income

CONDENSED STATEMENTS OF COMPREHENSIVE INCOME

	Years ended December 31,
	2023	2024	2025	2025
				USD
	RMB	RMB	RMB	(Note 2(d))
Operating costs and expenses:
General and administrative expenses	(36,572)	(23,511)	(25,369)	(3,628)
Loss from operations	(36,572)	(23,511)	(25,369)	(3,628)
Interest income	7,937	8,334	35,222	5,037
Interest expense	—	—	(2,000)	(286)
Gain from short-term investments	1,175	—	—	—
Other (expenses) income, net	(2,102)	11,563	(21,885)	(3,130)
Income in investment in subsidiaries	766,699	1,278,962	1,635,024	233,805
Net income	737,137	1,275,348	1,620,992	231,798

Net income	737,137	1,275,348	1,620,992	231,798
Other comprehensive income (loss)
Foreign currency translation adjustments, net of nil income taxes	15,634	(3,383)	(35,693)	(5,104)
Other comprehensive income (loss), net of income taxes	15,634	(3,383)	(35,693)	(5,104)
Total comprehensive income	752,771	1,271,965	1,585,299	226,694

Schedule of condensed statements of cash flows

CONDENSED STATEMENTS OF CASH FLOWS

	Years ended December 31,
	2023	2024	2025	2025
				USD
	RMB	RMB	RMB	(Note 2(d))
Net cash (used in) generated from operating activities	(251)	11,082	25,561	3,655
Net cash (used in) generated from investing activities	(22,417)	204,704	—	—
Net cash (used in) generated from financing activities	(44,958)	311,202	(41,310)	(5,907)
Effect of exchange rate changes on cash and cash equivalents	7,263	(4,750)	(28,379)	(4,058)
Net increase in cash and cash equivalents	(60,363)	522,238	(44,128)	(6,310)
Cash and cash equivalents at the beginning of the year	279,338	218,975	741,213	105,992
Cash and cash equivalents at the end of the year	218,975	741,213	697,085	99,682